Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
OPERATING ACTIVITIES:
Net Income (Loss) Attributable to Parent	$ (399)	$ (1,672)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	62	78
Stock-based compensation	68	90
Change in allowance for doubtful accounts	(33)	7
Inventory write-offs	0	1
Changes in operating assets and liabilities:
Accounts receivable	93	461
Inventory	650	210
Prepaid expenses and other current assets	(21)	10
Other assets	(11)	(11)
Accounts payable	694	759
Accrued expenses	(90)	197
Taxes payable	7	(47)
Increase Decrease in Deferred Rent Payable	1	0
Increase (Decrease) in Other Deferred Liability	(8)	(6)
Net cash used in operating activities	(415)	(1,263)
INVESTING ACTIVITIES:
Purchase of fixed assets	0	21
Sale of fixed assets	38	80
Net cash provided by investing activities	38	59
FINANCING ACTIVITIES:
Proceeds from issuance of common stock, net	0	2,816
Payment of capital lease obligations	44	5
Net cash (used in) provided by financing activities	(44)	2,811
Net (decrease) increase in cash and cash equivalents	(421)	1,607
Effect of exchange rate changes on cash	(4)	10
Cash and cash equivalents, beginning of period	1,654	1,709
Cash and cash equivalents, end of period	1,229	3,326
Supplemental disclosure:
Interest	2	2
Income taxes	$ 5	$ 60